CONCENTRATION, RISKS, AND UNCERTAINTIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Concentration Risk [Line Items]
Uninsured cash	$ 12,157,000		$ 12,157,000		$ 2,146,000	$ 177,600
Revenue from contract with customer	14,132,400	$ 8,329,800	28,006,600	$ 18,270,800	50,397,000	30,953,500
Customer Concentration Risk [Member] | Lennar Northwest Inc [Member]
Concentration Risk [Line Items]
Revenue from contract with customer					$ 12,538,000	$ 7,015,000
Customer Concentration Risk [Member] | Lennar Northwest Inc [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenue from contract with customer	$ 10,658,200	$ 0	$ 17,658,200	$ 0
Concentration risk revenue percentage	75.00%	0.00%	63.00%	0.00%	25.00%	23.00%